Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation
Share-based compensation expense	$ 18,540,000	$ 30,416,000	$ 23,850,000
Share-based compensation reclassified from liability to additional paid-in capital	12,424,000	4,563,000	15,351,000
Share-based compensation recorded as liability	1,443,000	10,502,000
Unrecognized compensation cost	21,469,000
Liability
Share-based Compensation
Share-based compensation expense	3,710,000	11,364,000	6,216,000
Additional paid-in capital
Share-based Compensation
Share-based compensation expense	14,830,000	19,052,000	17,634,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	12,098,000	18,224,000	16,101,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	6,028,000	11,690,000	7,376,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 414,000	$ 502,000	$ 373,000